Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases
Summary of supplemental balance sheet information related to operating leases
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Right-of-use assets under operating leases	$5,488,619	$7,399,841

Operating lease liabilities, current	3,260,058	3,391,141
Operating lease liabilities, non-current	2,241,051	4,025,625
Total operating lease liabilities	$5,501,109	$7,416,766

Summary of maturities of operating lease liabilities
As of
March 31,
For the years ending September 30,	2025
For the remaining months of fiscal 2025	$1,701,942
2026	3,755,449
2027	76,242
2028	65,644
2029	58,075
Thereafter	116,150
Total future minimum lease payments	5,773,502
Less: Imputed interest	(272,393)
Total	$5,501,109